Shareholder Report, Average Annual Return (Details) B197878_Direxion Daily Pharmaceutical - Medical Bull 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	96 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Pharmaceutical & Medical Bull 3X Shares NAV
Average Annual Return, Percent	0.01%	(10.08%)	(11.58%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.92%
S&P Pharmaceuticals Select Industry Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Pharmaceuticals Select Industry Index
Average Annual Return, Percent	8.97%	3.53%	3.40%